Average Annual Total Returns	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Ten Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A One Year	Prospectus #2 Eaton Vance Stock Fund Class A Five Years	Prospectus #2 Eaton Vance Stock Fund Class A Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Stock Fund Class C One Year	Prospectus #2 Eaton Vance Stock Fund Class C Five Years	Prospectus #2 Eaton Vance Stock Fund Class C Ten Years	Prospectus #2 Eaton Vance Stock Fund Class I One Year	Prospectus #2 Eaton Vance Stock Fund Class I Five Years	Prospectus #2 Eaton Vance Stock Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return One Year	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Five Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A Inception Date	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I One Year	Prospectus #3 Parametric Commodity Strategy Fund Class I Five Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Class I Inception Date
Total	28.71%	18.46%	16.54%	18.14%	16.85%	15.21%	18.06%	16.67%	14.98%	10.82%	14.14%	13.21%	22.76%	17.22%	15.14%	25.00%	18.40%	16.12%	28.71%	18.46%	16.54%	17.95%	16.67%	15.03%	17.91%	16.53%	14.84%	10.66%	14.00%	13.07%	22.54%	17.05%	14.96%	24.77%	18.22%	15.93%	28.71%	18.46%	16.54%	16.31%	15.94%	14.92%	13.65%	14.12%	12.81%	12.27%	12.80%	11.96%	20.88%	16.32%	14.85%	23.12%	17.48%	15.83%	27.11%	3.66%	(2.85%)	25.28%	7.30%	(1.61%)	Jan. 03, 2012	18.98%	5.36%	(2.75%)	14.88%	4.87%	(1.82%)	29.80%	8.25%	0.31%	May 25, 2011